Stockholders' Equity (Details) - USD ($)							1 Months Ended																			12 Months Ended
	Oct. 05, 2021	Feb. 15, 2021	Dec. 09, 2020	Mar. 31, 2020	Mar. 22, 2020	Jun. 20, 2019	Mar. 31, 2022	Oct. 31, 2021	Oct. 25, 2021	Oct. 22, 2021	Feb. 28, 2021	Feb. 28, 2021	Feb. 28, 2021	Feb. 25, 2021	Feb. 25, 2021	Feb. 25, 2021	Feb. 15, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Aug. 31, 2020	Jun. 30, 2020	Jun. 25, 2019	May 24, 2019	Jul. 27, 2018	Jan. 31, 2022	Jan. 31, 2021	May 10, 2022	Apr. 30, 2022	Dec. 31, 2021	Nov. 03, 2021	Nov. 01, 2021	Jan. 27, 2020	Jan. 25, 2019	Jan. 15, 2016
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized																		10,000,000								10,000,000	10,000,000		10,000,000						10,000,000
Preferred stock, par value (in Dollars per share)																		$ 0.001								$ 0.001	$ 0.001		$ 0.001						$ 0.001
Common stock description				In March 2020, a minority shareholder who had previously made loans of $215,000, made an additional loan to the Company in the amount of $60,000, increasing the loans to shareholder to $275,000. On March 27, 2020, the Company issued 25,000 shares of common stock upon reaching a settlement with the noteholder to convert the notes in the principal amount of $275,000. The transaction resulted in a loss on extinguishment of $12,500.																			On June 25, 2019, the Company effected a one-for-four reverse stock splits, pursuant to which each share of common stock became converted into 0.25 shares of common stock, and the Company decreased its authorized common stock from 100,000,000 to 25,000,000 shares.
Common stock issued, shares	158,400	12,500													81,396	5,602
Received proceeds (in Dollars)					$ 515,108										$ 700,000											$ 2,942,970
Stockholders’ equity subscription payable (in Dollars)																			$ 60,000								$ (10,000)
License fee (in Dollars)			$ 50,000								$ 50,000	$ 57,000	$ 50,000
Balance of the funds received (in Dollars)												$ 583,000	583,000
Common stock issued, value (in Dollars)		$ 350,000														$ 60,000										$ 100,000	287,500
Subscription payable, value (in Dollars)														$ 10,000	$ 10,000	$ 10,000
Subscription payable, shares														934	934	934
Price per unit (in Dollars per share)	$ 6.25
Additional warrants	158,400																									36,100
Net proceeds (in Dollars)	$ 5,836,230
Direct offering costs (in Dollars)	$ 790,000
Exercise price (in Dollars per share)	$ 7.5
Expire years	5 years
Common stock, shares issued									24,642	17,182																392,396				28,125
Exercise of public warrants																										392,396
Extinguishment of debt (in Dollars)										$ 100,000
Consulting services (in Dollars)									$ 144,000
Fair value of warrants (in Dollars)	$ 196,589
Cashless warrant								36,100
Common stock, shares issued								14,869
Purchase of treasury stock (in Dollars)																														$ 104,467
Comprising shares																										10,000			50,183			350,000
Investor relations (in Dollars)																										$ 66,900
Private placement shares issued					46,828
Issued price per unit (in Dollars per share)					$ 11
Exercise price of warrants (in Dollars per share)					$ 14
Issued shares of common stock					46,828
Warrant to purchase of common stock					46,828
Selling and general administrative expenses (in Dollars)																											50,000
Issued of shares																									1,250,000
Common stock, value (in Dollars)																									$ 2,500,000		$ 6,085,180
Issued Common stock																		6,256,770								7,871,359	6,256,770		7,871,359
Common stock, share purchase							22,058																			22,058
Treasury stock, share purchase							89,196
Treasury stock value (in Dollars)																													$ 193,663
Issuance of shares																	12,500
Consulting fees (in Dollars)																	$ 350,000
Common stock, shares issued																												24,500			350,000
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock conversion (in Dollars per share)																							$ 0.25											$ 0.25
Common stock issued, shares																				130,325
Common stock issued, value (in Dollars)																				$ 1,954,875						$ 17	$ 25
Exercisable price per share (in Dollars per share)																			$ 15	$ 15
Issued of shares																											608,519
Common stock, value (in Dollars)																											$ 609
Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Additional warrants	72,200
Exercisable price per share (in Dollars per share)	$ 6.25
Maximum [Member] | Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Increase decreased in authorized common stock																							100,000,000										250,000,000	100,000,000
Minimum [Member] | Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Increase decreased in authorized common stock																							25,000,000										25,000,000	25,000,000
IPO [Member]
Stockholders' Equity (Details) [Line Items]
Sale of units	1,056,000
Subscription Payable Member
Stockholders' Equity (Details) [Line Items]
Subscription payable, value (in Dollars)														$ 10,000	$ 10,000	$ 10,000		$ 10,000									$ 10,000
Common stock, shares issued														81,396	81,396	81,396
Product development expenses (in Dollars)														$ 700,000
Payment received (in Dollars)														$ 60,000
Issued Common stock														5,602	5,602	5,602
Consulting services (in Dollars)														$ 60,000	$ 60,000
Subscription payable shares														934	934	934
Subscription payable shares															934			934
Common stock, shares issued														5,602	5,602	5,602
Series A Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares designated						2,500,000																		2,500,000
Shares were restored																								2,500,000
Executive officers [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued, shares																				51,825
Received proceeds (in Dollars)																				$ 777,375
Former independent directors [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued, shares																				78,500
Received proceeds (in Dollars)																				$ 1,177,500
Pocono Coated Products LLC [Member]
Stockholders' Equity (Details) [Line Items]
Issued of shares																					608,519
Common stock, value (in Dollars)																					$ 6,085,180
Issued a promissory note, net of debt discount (in Dollars)																					$ 1,332,893
BPM [Member]
Stockholders' Equity (Details) [Line Items]
Payment received (in Dollars)															$ 60,000
BPM [Member] | Subscription Payable Member
Stockholders' Equity (Details) [Line Items]
Product development expenses (in Dollars)															$ 700,000
Common stock, shares issued														81,396	81,396	81,396
Consulting services [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued, shares															5,602							5,000
Common stock issued, value (in Dollars)															$ 60,000
BPM [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued, shares															81,396
Received proceeds (in Dollars)															$ 700,000
Stockholders’ equity subscription payable (in Dollars)																				$ 60,000
License fee (in Dollars)													$ 57,000